Tax assets and liabilities - Tax benefits not recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax assets recognised due to increase in forecast taxable profit	$ 54
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	1,319	$ 2,235
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	225	210
3 March 2023
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised		837
Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	108	103
Tax benefit not recognized	24
No expiry date
Disclosure of deferred tax in statement of financial position and by Group's operations
Unused tax losses and temporary deductible differences for which no deferred tax asset recognised	1,211	$ 1,295
Tax benefit not recognized	$ 240